BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses:
Accrued compensation and related benefits	$ 3,878	$ 4,999	$ 3,392
Accrued insurance	435	978	525
Accrued transaction advisory fees	1,000	1,000	0
Accrued professional services	72	189	509
Accrued interest	126	58	62
Accrued property taxes	314	60	41
Accrued monitoring fees	373	373
Other	760	147	38
Other current liabilities:
Income tax payable	1,757	1,586	1,780
Sales tax payable	(413)	71	587
Unbilled lost-in-hole revenue	96	76	282
Deferred revenue	44	1,042	83
Total accrued expenses and other current liabilities	$ 8,442	$ 10,579	$ 7,299